SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Decrease in other assets
Reclassification adjustment	$ 57.1	$ 56.1
Decrease in other liabilities
Reclassification adjustment		56.1
Increase in other liabilities
Reclassification adjustment	7.8
Decrease in income taxes payable
Reclassification adjustment	64.9
Decrease in cash used by deferred income taxes
Reclassification adjustment	$ 64.9